10. INTANGIBLE ASSETS: Schedule of Intangible Assets (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Intangible Assets

	HealthTab	Corozon	Emerald	Total
	$	$	$	$
Cost
Balance, December 31, 2018	1	1	510,878	510,880
Write down	-	-	(510,877)	(510,877)
Balance, December 31, 2019 and 2020	1	1	1	3

Accumulated Amortization
Balance, December 31, 2018	-	-	85,147	85,147
Amortization	-	-	112,216	112,216
Write down	-	-	(197,363)	(197,363)
Balance, December 31, 2019 and 2020	-	-	-	-

Carrying value
As at December 31, 2019 and 2020	1	1	1	3